UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Variable Funds

1345 Avenue of the Americas

New York, NY 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Overseas Variable Fund

advised by Arnhold and S. Bleichroeder Advisers, LLC

SEMI-ANNUAL REPORT

June 30, 2005

First Eagle Overseas Variable Fund

THE PRESIDENT’S LETTER

John P. Arnhold

Dear Shareholder,

We are pleased to provide you your Semi-Annual Report. I would like to address an issue which might be on your minds as it has been on ours: the retirement of our long-time friend, Jean-Marie Eveillard. With regard to Jean-Marie when we acquired the fund group at the end of 1999, we did so with the understanding that Jean-Marie wanted to retire in five years. We created a structure whereby Charles de Vaulx, who had worked with Jean-Marie since 1987, became co-portfolio manager in January 2000, and he was designated as successor. Charles was promoted to Chief Investment Officer and Portfolio Manager of the group on January 1, 2005. The group of analysts supporting Charles has been strengthened through additional hires and we have enjoyed a smooth transition as the team has been steeped in Jean-Marie’s value philosophy, discipline and conservatism. We look forward to continued application of the time tested investment process.

We appreciate the trust you place in us by investing your savings in the First Eagle Overseas Variable Fund.

Sincerely,

John P. Arnhold
President

August 2005

First Eagle Overseas Variable Fund

LETTER FROM THE PORTFOLIO MANAGER

Charles de Vaulx

Dear Shareholder:

The transition that took place at the end of 2004, i.e. the retirement of Jean-Marie Eveillard and my becoming the Chief Investment Officer of our Global Value Group and the sole Portfolio Manager of the First Eagle Funds as well as the First Eagle Overseas Variable Fund, had been well prepared and was indeed smooth. I, too, have a significant portion of my financial savings invested in the First Eagle Funds: I am eating my own cooking and seeking preservation of capital is paramount.

In early 2005, Charles de Lardemelle (“Chuck”) was appointed as Co-Director of Research. In addition to his existing research analyst duties, Chuck now helps me oversee the team of analysts and assists me in the hiring and training of any new analysts. I hired Chuck nine years ago: He is bright and such a delight to work with!

Our team of analysts is expanding: there will be nine of them by mid-July. The bench is deeper than ever!

Over the past several months, we have found most markets around the world to be expensive. Thus, we are having a difficult time finding securities we like at prices we like. We believe that the discounts at which the Fund’s holdings are currently trading remain narrow, thus providing far less “margin of safety” than a year ago. We still derive comfort from the fact that foreign markets, while not “cheap” by historical standards, in our view, currently offer better values than the U.S. market. We are also encouraged that corporate activity (takeovers, LBOs, going private transactions) appears to be gaining traction, including in unlikely places such as Japan and now South Korea, sometimes to the benefit of the Fund’s holdings.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx Chief Investment Officer and Portfolio Manager

July 2005

First Eagle Overseas Variable Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The first half of 2005 was characterized by volatility in many markets, but was overall favorable to financial assets. U.S. stocks were mostly weaker during the period as worries resurfaced regarding interest rates, oil prices, inflation, corporate profits and the fate of China’s economy. Most foreign markets managed to rise in local currency terms, yet fell in U.S. dollar terms as the dollar rebounded. The dollar’s sharp rebound was due to subsiding concerns about the trade deficit, and a weak economic outlook for Europe coupled with uncertainties facing the European Union (EU) with France and the Netherlands’ rejection of the EU Constitution.

First Eagle Overseas Variable Fund

The net asset value of the Fund rose 6.11% between December 31, 2004 and June 30, 2005 while the MSCI EAFE Index was down 1.17% over that period.

Holding companies, energy and industrial companies made the greatest positive contributions over the six-month period. Individual stocks that added to returns were Aggregate Industries (U.K.), Wendel Investissement (France) and Seikagaku Corporation (Japan). Among the energy stocks, EnCana Corporation (Canada) contributed noteworthy gains. Corporate activity helped during the period with the takeover talks of Societe du Louvre Reg D (France) adding to returns. Ono Pharmaceutical Company, Limited and Newmont Mining Corporation detracted from the Fund’s performance.

The Fund’s cash position as of June 30, 2005 was 12.5%, up from 2.6% on December 31st. We would rather hold cash than buy overvalued securities.

We reduced our hedge earlier in the year to protect against a possible decline in the Japanese yen (25%, down from 50% last Fall), as we believe Asian currencies should ultimately be revalued against the U.S. dollar. The portfolio was also 25% hedged against the euro as of June 30, 2005, but our effective hedge is higher as some of our European holdings may benefit from a higher dollar.

The portfolio is actively managed and subject to change.

Charles de Vaulx

Chief Investment Officer and Portfolio Manager

July 2005

First Eagle Overseas Variable Fund

FUND EXPENSES

(Unaudited)

Example

As a shareholder of the First Eagle Overseas Variable Fund, you may incur two types of costs: (1) ongoing costs, including advisory fees; distribution fees (12b-1) and other fund expenses and (2) transaction costs. First Eagle Overseas Variable Fund does not charge transaction costs of any sort. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the First Eagle Overseas Variable Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(3)
First Eagle Overseas Variable Fund	6.11%	$1,000.00	$1,061.10	$6.64

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.
(3)	Expenses are equal to the annualized expense ratio of 1.30%, for the Fund, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the First Eagle Overseas Variable Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the First Eagle Overseas Variable Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the First Eagle Overseas Variable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Since First Eagle Overseas Variable Fund does not charge transaction fees, you should evaluate other funds’ transaction costs to assess the total cost of ownership for comparison purposes.

Based on Hypothetical Total Return(1)

	Actual Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)
First Eagle Overseas Variable Fund	5.00%	$1,000.00	$1,018.35	$6.51

(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to the annualized expense ratio of 1.30% for the Fund, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND OVERVIEW

FIRST EAGLE OVERSEAS VARIABLE FUND	Data as of June 30, 2005 (unaudited)

THE INVESTMENT STYLE				AVERAGE ANNUAL RETURNS

First Eagle Overseas Variable Fund seeks long-term growth of capital.					ONE-YEAR	FIVE-YEARS	SINCE INCEPTION
				First Eagle Overseas Variable Fund	24.69%	20.73%	17.73%
				MSCI EAFE Index	13.65%	(0.55)%	4.93%
				Consumer Price Index	2.53%	2.44%	2.42%

ASSET ALLOCATION				GROWTH OF A $10,000 INITIAL INVESTMENT
Stocks 82.59% Bonds 3.81% U.S. Dollar Cash and Equivalents 12.48% Gold-Linked Note 1.12%

First Eagle Overseas Variable Fund

MSCI EAFE Index

Consumer Price Index

$40,000

5,000

10,000

15,000

20,000

25,000

30,000

35,000

2/97

$39,457

$15,000

$12,202

6/97

6/98

6/99

6/00

6/01

6/02

6/03

6/04

6/05

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

COUNTRIES
France	23.33%	United States	1.47%
Japan	20.32%	Ireland	0.88%
Switzerland	9.86%	Belgium	0.85%
South Korea	6.97%	New Zealand	0.77%
United Kingdom	6.56%	Luxembourg	0.77%
Netherlands	2.95%	Hong Kong	0.71%	TOP 10 HOLDINGS
South Africa	2.32%	Malaysia	0.50%
Italy	2.32%	Canada	0.46%	Wendel Investissement (French holding company)			4.01%
Germany	2.27%	Indonesia	0.30%	Robertet SA (French perfume and food flavoring company)			3.41%
Spain	2.02%	Chile	0.29%	Samsung Electronics Company, Limited Pfd.			3.18%
Singapore	1.52%	Thailand	0.08%	(South Korean electronics company)
				Shimano Inc. (Japanese manufacturer of bicycle parts)			3.06%
The Fund’s portfolio composition is subject to				Pargesa Holding AG (Swiss holding company)			2.95%
change at any time.				Kuehne & Nagel International AG			2.93%
				(Swiss freight company)
				Vivendi Universal SA (French media company)			2.93%
				Ono Pharmaceutical Company, Limited			2.55%
				(Japanese pharmaceutical company)
				Sodexho Alliance SA			2.50%
				(French food management company)
				Remy Cointreau SA (French beverage company)			2.45%

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS

June 30, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(82.59%)
	Belgium (0.85%)
55,000	Deceuninck (1)	$962,375	$1,589,099
	Canada (0.46%)
21,399	EnCana Corporation (3)	228,388	847,186
	Chile (0.29%)
45,000	Quinenco SA ADR (8)	181,973	531,000
	France (21.61%)
90,000	Wendel Investissement (7)	1,795,813	7,447,428
43,393	Robertet SA (2)	5,704,967	6,342,148
172,600	Vivendi Universal SA (10)	5,474,191	5,437,579
150,000	Sodexho Alliance SA (1)	4,238,994	4,643,989
100,000	Remy Cointreau SA (2)	2,987,412	4,547,882
32,605	L’Oréal SA (2)	2,432,631	2,339,351
27,000	Essilor International SA (6)	1,642,122	1,844,177
8,534	Société du Louvre Reg D (1)	1,009,018	1,526,879
14,760	Neopost SA (8)	805,142	1,298,105
25,000	Laurent-Perrier (2)	758,516	1,201,344
1,750	Société Sucrieère de Pithiviers-le-Vieil (2)	576,693	1,139,237
20,200	Accor SA (1)	961,282	946,755
10,000	Gaumont SA (10)	492,848	670,940
11,000	Cap Gemini SA (a)(15)	381,114	349,469
18,000	Sabeton SA (7)	229,529	262,428
2,000	Didot-Bottin (a)(7)	126,999	171,664
		29,617,271	40,169,375
	Germany (2.27%)
42,000	Fraport AG (16)	1,645,038	1,777,083
20,000	Hornbach Holding AG Pfd. (14)	898,404	1,752,905
14,800	Pfeiffer Vacuum Technology AG (8)	510,351	683,464
		3,053,793	4,213,452
	Hong Kong (0.71%)
1,059,500	Shaw Brothers (Hong Kong) Limited (10)	889,158	1,322,432
	Indonesia (0.30%)
575,000	PT Bat Indonesia Tbk (a)(2)	604,783	565,574
	Italy (2.32%)
250,000	Italcementi S.p.A. RNC (9)	1,162,105	2,756,292
250,000	Gewiss S.p.A. RNC (8)	597,083	1,547,392
		1,759,188	4,303,684

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	Japan (20.32%)
200,000	Shimano Inc. (1)	$3,065,595	$5,681,306
100,000	Ono Pharmaceutical Company, Limited (6)	3,927,311	4,743,439
76,900	Toyota Motor Corporation (1)	2,792,342	2,753,116
460,000	Aioi Insurance Company, Limited (4)	1,548,726	2,356,209
100,000	Tokyu Community Corporation (8)	1,477,450	2,164,307
47,000	Secom Company, Limited (8)	1,863,176	2,021,733
85,000	Secom Joshinetsu Company, Limited (8)	1,544,591	1,923,979
100,000	T. Hasegawa Company, Limited (2)	1,436,223	1,569,123
74,950	Nitto Khoki Company, Limited (8)	1,343,653	1,382,205
50,000	Matsumoto Yushi-Seiyaku Company (9)	1,098,109	1,307,602
200,000	NIPPONKOA Insurance Company, Limited (4)	706,596	1,300,388
35,000	Dydo Drinco Inc. (2)	761,747	1,215,168
55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,128,370
75,300	Toho Company, Limited (10)	717,041	1,086,482
85,000	Chubu Nippon Broadcasting Company (10)	958,095	1,041,708
55,000	Maezawa Kasei Industries Company, Limited (8)	853,757	1,026,693
100,000	Sansei Yusoki Company, Limited (8)	839,966	964,920
7,500	ASAHI Broadcasting Corporation (10)	437,961	660,790
22,000	Mandom Corporation (2)	401,762	571,377
28,600	Olympus Corporation (6)	639,529	549,355
35,000	Poplar Company Limited (2)	450,814	479,755
27,139	Shoei Company, Limited (7)	127,166	465,002
50,000	Shingakukai Company, Limited (1)	385,310	425,196
25,000	TKC Corporation (8)	429,716	421,589
32,200	Seikagaku Corporation (6)	176,280	351,648
3,400	Canon Inc. (15)	184,805	179,060
		28,916,902	37,770,520
	Luxembourg (0.77%)
3,500	Socfinasia SA (7)	703,650	1,059,903
2,000	Société Financière Luxembourgeoise (7)	311,400	366,901
		1,015,050	1,426,804
	Malaysia (0.50%)
1,000,000	POS Malaysia & Services Holdings Berhad (8)	524,760	921,053

	Netherlands (2.95%)
71,150	Heineken Holding NV (2)	2,211,406	1,986,906
50,000	Holdingmaatschappij de Telegraaf NV (10)	1,294,039	1,100,099
35,000	Koninklijke Grolsch NV (2)	862,910	994,320
35,000	United Services Group NV (8)	421,755	930,430
20,400	Arcadis NV (8)	216,290	480,900
		5,006,400	5,492,655

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2005

(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—(continued)
	New Zealand (0.77%)
375,000	News and Media NZ Limited exchangeable preference shares (10)	$863,093	$1,200,686
1,050,000	Evergreen Forests Limited (a)(11)	266,380	230,219
		1,129,473	1,430,905
	Singapore (1.52%)
500,000	Haw Par Corporation Limited (8)	1,015,622	1,528,190
700,000	Singapore Airport Terminal (16)	724,759	947,181
1,000,000	Del Monte Pacific Limited (2)	239,759	359,050
		1,980,140	2,834,421
	South Africa (2.32%)
229,670	Gold Fields Limited ADR (12)	2,759,738	2,606,755
750,000	Mvelaphanda Resources Limited (a)(12)	2,421,152	1,714,125
		5,180,890	4,320,880
	South Korea (6.97%)
18,000	Samsung Electronics Company, Limited Pfd. (15)	2,740,388	5,907,202
100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888	1,788,304
1,500	Lotte Confectionery Company, Limited (2)	360,172	1,043,983
45,000	Kukdong Electric Wire Company, Limited (15)	646,442	1,033,108
30,000	Tae Young Corporation (17)	973,342	1,001,933
100,000	Daeduck Electronics Company, Limited (15)	653,555	778,154
35,074	SK Telecom Company Limited ADR (15)	696,743	715,510
1,490	Nam Yang Dairy Products (2)	361,713	691,348
		7,320,243	12,959,542
	Spain (2.02%)
94,494	Corporacion Financiera Alba SA (7)	2,644,123	3,764,004
	Switzerland (9.86%)
1,500	Pargesa Holding AG (7)	3,548,366	5,483,343
25,700	Kuehne & Nagel International AG (16)	1,352,807	5,447,419
16,730	Nestlé SA (2)	4,494,049	4,276,205
425	Metall Zug PC AG (1)	465,010	1,238,652
20	Metall Zug AG (1)	223,140	483,148
2,000	Edipresse SA (10)	675,882	1,013,053
10,000	Micronas Semiconductor (a)(15)	374,533	377,947
		11,133,787	18,319,767
	Thailand (0.08%)
20,000	The Oriental Hotel Public Company, Limited (1)	88,922	148,130
______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2005

(unaudited)

	Number of Shares		Cost (Note 1)		Value (Note 1)
		Common and Preferred Stocks—(continued)
		United Kingdom (5.35%)
	450,000	Associated British Ports Holding Plc (16)	$3,994,905		$3,974,445
	150,000	Spirax-Sarco Engineering Plc (8)	863,922		2,011,408
	63,820	Anglo American Plc (12)	1,510,135		1,496,627
	375,000	J.Z. Equity Partners Plc (4)	667,077		1,054,746
	147,550	Millennium & Copthorne Hotel Plc (1)	521,051		946,323
	75,000	The Vitec Group Plc (10)	476,895		455,919
			8,033,985		9,939,468
		United States (0.35%)
	15,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (c)(12)	438,425		653,850
		Total Common and Preferred Stocks	110,710,029		153,523,801

	Principal Amount
		Note and Bonds—(4.93%)
		Gold-Linked Note (1.12%)
	$2,000,000	HSBC Gold-Linked Note 0% due 1/13/2006 (a)(b)(c)(d)(e)(12)	$2,000,000		$2,080,800
		U.S. Dollar Bond (0.31%)
	500,000	Fimep SA 10½% due 2/15/2013 (8)	500,000		572,500
		Non U.S. Dollar Bonds (3.50%)
GBP	500,000	EMI Group Limited Plc 9¾% due 5/20/2008 (10)	821,235		984,161
EUR	1,386,250	Republic of France O.A.T./i 3% due 7/25/2009 (5)	1,796,243		1,845,141
EUR	1,675,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	1,980,595		1,640,174
GBP	615,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	1,010,062		1,273,925
EUR	650,000	Ray Acquisition 9 3/8% due 3/16/2015 (8)	778,467		773,998
			6,386,602		6,517,399
		Total Note and Bonds	8,886,602		9,170,699
		Short Term Investments (10.31%)
	11,527,000	RaboBank USA Finance Corporation 3.34% due 7/01/2005	11,527,000		11,527,000
	7,638,000	Nestle Capital Corporation 3.02% due 7/06/2005	7,634,796		7,634,796
		Total Short Term Investments	19,161,796		19,161,796
		Total Investments (97.83%)	$138,758,427	*	181,856,296	**
		Other assets in excess of liabilities (2.17%)			4,033,727
		Net assets (100.00%)			$185,890,023

______________
*	At June 30, 2005 cost is substantially identical for both book and federal income tax purposes.
**	Gross unrealized appreciation and depreciation of investments at June 30, 2005 were $45,388,704 and $2,290,835, respectively (net appreciation was $43,097,869).
______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2005

(unaudited)

Foreign Currencies	Sector/Industry Classifications
EUR—euro	(1)	Consumer Discretionary	(10)	Media
GBP—pound sterling	(2)	Consumer Staples	(11)	Paper and Forest Products
	(3)	Energy	(12)	Precious Metals
	(4)	Financials	(13)	Real Estate
	(5)	Government Issues	(14)	Retail
	(6)	Health Care	(15)	Technology and Telecommunications
	(7)	Holding Companies	(16)	Transportation
	(8)	Industrials	(17)	Utilities
	(9)	Materials

______________
(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A Securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1½ to 1.
______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

(unaudited)

Assets:
Investments, at value (cost $138,758,427) (Note 1)	$181,856,296
Cash	204
Receivable for investment securities sold	2,186,320
Receivable for forward currency contracts held, at value (Notes 1 and 6)	2,034,491
Accrued interest and dividends receivable	456,965
Other assets	9,063
Total Assets	186,543,339

Liabilities:
Payable for forward currency contracts held, at value (Notes 1 and 6)	258,517
Investment advisory fees payable (Note 2)	112,150
Administrative cost reimbursement payable (Note 2)	10,242
Distribution fees payable (Note 3)	114,059
Accrued expenses and other liabilities	158,348
Total Liabilities	653,316

Net Assets:
Capital stock (par value, $0.001 per share)	6,376
Capital surplus	98,617,504
Net unrealized appreciation (depreciation) on:
Investments	43,097,869
Forward currency contracts	1,775,974
Foreign currency related transactions	(16,937)
Undistributed net realized gains on investments	40,988,196
Undistributed net investment income	1,421,041
Net Assets (Note 1)	$185,890,023
Net Asset Value per Share (NAV) (based on 6,375,569 shares outstanding; 1,000,000,000 shares authorized) (Note 5)	$29.16
Maximum Offering Price per Share	$29.16

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005

(unaudited)

Investment Income:
Income:
Dividends (net of $278,442 foreign taxes withheld)	$2,045,255
Interest	444,074
Total income	2,489,329
Expenses:
Investment advisory fees (Note 2)	676,554
Administrative cost reimbursement (Note 2)	27,278
Distribution fees (Note 3)	225,518
Shareholder servicing agent fees	72,665
Custody fees	44,718
Printing fees	37,829
Legal fees	34,680
Professional fees	23,115
Accounting fees	20,750
Trustees’ fees	2,715
Insurance fees	2,678
Registration and filing fees	2,263
Miscellaneous fees	936
Total expenses from operations	1,171,699
Net investment income (Note 1)	1,317,630
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Notes 1 and 6):
Net realized gain (loss) from:
Investment transactions	24,251,216
Foreign currency related transactions	(769,336)
23,481,880
Change in unrealized appreciation (depreciation) of:
Investment transactions	(17,261,141)
Foreign currency related transactions	3,481,058
(13,780,083)
Net gain on investments and foreign currency related transactions	9,701,797
Net Increase in Net Assets Resulting from Operations	$11,019,427

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
	(unaudited)
Operations:
Net investment income	$1,317,630	$1,452,134
Net realized gain from investments and foreign currency related transactions	23,481,880	17,725,211
Increase in unrealized appreciation (depreciation) of investments and foreign currency related transactions	(13,780,083)	18,873,038
Net increase in net assets resulting from operations	11,019,427	38,050,383
Distributions to Shareholders:
Dividends paid from net investment income	—	(3,800,285)
Distributions paid from net realized gains from investment transactions	—	(3,987,182)
Decrease in net assets resulting from distributions	—	(7,787,467)
Fund Share Transactions (Note 5):
Net proceeds from shares sold	15,643,524	31,007,375
Net asset value of shares issued for reinvested dividends and distributions	—	7,787,467
Cost of shares redeemed	(20,026,038)	(17,452,108)
Increase (decrease) in net assets from Fund share transactions	(4,382,514)	21,342,734
Net increase in net assets	6,636,913	51,605,650
Net Assets (Note 1):
Beginning of period	179,253,110	127,647,460
End of period (including undistributed net investment income of $1,421,041 and $103,410, respectively.)	$185,890,023	$179,253,110

______________

See Notes to Financial Statements.

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Note 1—Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. (First Eagle SoGen Variable Funds, Inc. prior to December 31, 2002). The following is a summary of significant accounting policies adhered to by the Fund.

a) Investment valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

b) Investment transactions and income—Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts and premiums on debt obligations.

c) Expenses—Certain expenses are shared with the First Eagle Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the First Eagle Overseas Variable Fund’s average daily net assets relative to the total average daily net assets of the First Eagle Funds.

d) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired.

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)—(Continued)

Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

e) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

f) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

g) Distributions to shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

h) Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2—Investment Advisory Agreement and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (“the Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”) manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser, an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

Prior to April 30, 2003, the Adviser had agreed to waive its advisory fee, to the extent that the Fund’s aggregate expenses exceeded 1.50% of the Fund’s average daily net assets. The advisor no longer waives its advisory fees, regardless of other expenses borne by the Fund.

The Adviser also performs certain administrative and accounting services on behalf of the Fund, and, in accordance with its agreement with the Fund, the Fund reimburses the Adviser for costs (including personnel, overhead and other costs) related to those services. For the six months ended June 30, 2005, the Fund reimbursed the Adviser $27,278 under this arrangement.

First Eagle Funds Distributors (the “Distributor”), a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, serves as the Fund’s principal underwriter.

Included in the accrued expenses, on the accompanying statement of assets and liabilities of the Fund are fees that are payable to the trustees in the amount of $1,127.

Note 3—Distribution Plans and Agreements

Under the terms of the Distribution Plans and Agreements (the “Plans”) with the Distributor, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay quarterly, a distribution related fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Under the Plans, the Distributor will use amounts payable by the Fund in their entirety for payments to insurance

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)—(Continued)

companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the six months ended June 30, 2005, the distribution fees incurred by the Fund were $225,518.

Note 4—Purchases and Sales of Securities

During the six months ended June 30, 2005, the aggregate cost of purchases of investment and proceeds from sales of investments, excluding short-term securities, totaled $42,475,880 and $62,695,129, respectively.

Note 5—Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Shares sold	546,690	1,280,110
Shares issued for reinvested dividends and distributions	—	296,778
Shares redeemed	(693,207)	(706,678)
Net (decrease) increase	(146,517)	870,210

First Eagle Overseas Variable Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)—(Continued)

Note 6—Commitments

As of June 30, 2005, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $1,775,974.

Transaction Hedges:

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S $ Value at June 30, 2005	Unrealized Appreciation at June 30, 2005	Unrealized Depreciation at June 30, 2005
7/05/05	634,230	euro	$765,085	$766,720	$—	$(1,635)

Portfolio Hedges:
Foreign Currency Purchases
Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at June 30, 2005	U.S. $ To Be Delivered	Unrealized Appreciation at June 30, 2005	Unrealized Depreciation at June 30, 2005
8/10/05	326,000	euro	394,426	401,355	—	(6,929)
8/10/05	589,000	euro	712,629	721,374	—	(8,745)
8/17/05	601,109,000	Japanese yen	5,438,596	5,675,814	—	(237,218)
8/17/05	17,201,000	Japanese yen	155,628	159,618	—	(3,990)
			6,701,279	6,958,161	—	(256,882)

Foreign Currency Sales
Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S $ Value at June 30, 2005	Unrealized Appreciation at June 30, 2005	Unrealized Depreciation at June 30, 2005
11/09/05	12,567,000	euro	16,232,929	15,235,603	997,326	—
11/09/05	594,000	euro	768,847	718,717	50,130	—
11/16/05	145,385,000	Japanese yen	1,409,291	1,316,979	92,312	—
11/16/05	1,507,927,000	Japanese yen	14,539,546	13,644,823	894,723	—
			32,950,613	30,916,122	2,034,491	—
			$40,416,977	$38,641,003	$2,034,491	$(258,517)

First Eagle Overseas Variable Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2005 (unaudited)	For the year ended December 31,
		2004	2003	2002	2001	2000
Selected Per Share Data[a]
Net asset value, beginning of period	$27.48	$22.58	$14.96	$13.16	$14.01	$14.16
Income from investment operations:
Net investment income	0.21	0.23	0.20	0.04	0.14	0.23
Net realized and unrealized gains on investments	1.47	5.92	7.43	2.02	0.84	0.79
Total from investment operations	1.68	6.15	7.63	2.06	0.98	1.02
Less distributions:
Dividends from net investment income	—	(0.61)	(0.01)	(0.04)	(0.68)	(0.22)
Dividends from capital gains	—	(0.64)	(0.00)[b]	(0.22)	(1.15)	(0.95)
	—	(1.25)	(0.01)	(0.26)	(1.83)	(1.17)
Net asset value, end of period	$29.16	$27.48	$22.58	$14.96	$13.16	$14.01
Total Return	6.11%[d]	27.50%	51.01%	15.72%	7.46%	7.31%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$185,890	$179,253	$127,647	$63,730	$18,027	$14,514
Ratio of operating expenses to average net assets	1.30%[c]	1.31%	1.37%[e]	1.49%[e]	1.50%[e]	1.50%[e]
Ratio of net investment income to average net assets	1.46%[c]	0.95%	1.12%[f]	0.31%[f]	0.94%[f]	1.60%[f]
Portfolio turnover rate	25.41%[d]	32.43%	12.22%	27.93%	37.80%	57.88%
______________
[a]	Per share amounts have been calculated using the average shares method.
[b]	Amount represents less than $0.01 per share.
[c]	Annualized
[d]	Not annualized
[e]

The annualized ratios of operating expenses to average net assets for the years ended December 31, 2003, 2002, 2001 and 2000 would have been 1.37%, 1.49%, 2.08% and 2.65%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

[f]

The annualized ratios of net investment income to average net assets for the years ended December 31, 2003, 2002, 2001 and 2000 would have been 1.12%, 0.31%, 0.36% and 0.44%, respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

First Eagle Overseas Variable Fund

ADDITIONAL INFORMATION

(unaudited)

MANAGEMENT OF THE TRUST

The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust’s Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Age and Address	Position(s) Held With the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Trustee (Chair)	December 1999 to present	Chair, Hughes Hubbard & Reed	6

Director, ALSTOM; Director, Partnership for New York City; Director, Jacob’s Pillow Dance Festival, Inc.; Director, Merce Cunningham Dance Foundation, Inc.; Trustee, First Eagle Funds(Chair) (5 portfolios)

Jean D. Hamilton 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive within the positions Prudential organization	6

Director, Renaissance Re Holdings, Ltd.; Director, New York Women’s Forum; Director, New York Women’s Forum Education Fund(Treasurer, New York Women’s Forum Education Fund); Director, Four Nations; Trustee, First Eagle Funds (5 portfolios)

William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Trustee	December 1999 to present	President, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Trustee, St. Anselm College; Trustee, First Eagle Funds (5 portfolios)
Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Trustee	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Funds (5 portfolios)

Dominique M. Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Trustee	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Trustee, First Eagle Funds (5 portfolios)
______________
(1)	Generally, trustees who are not “interested persons” of the Trust as defined in the Investment Company Act.
(2)	The term of office of each Trustee expires on his/her 70th birthday.

INTERESTED TRUSTEES(1)

Name, Age and Address	Position(s) Held With the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
John P. Arnhold (3) 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	President and Trustee	December 1999 to present	Co-President, Co-CEO and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Chairman, CEO and Director, Arnhold and S. Bleichroeder Advisers, LLC and ASB Securities LLC; prior to March 2005, President and Director, Natexis Bleichroeder, Inc. and Natexis Bleichroeder, UK Ltd. and President, WorldVest, Inc.	6

Director, Arnhold Ceramics; Director, The Arnhold Foundation; Director, The Mulago Foundation; Director, Hanseatic Asset Management LBG; Trustee, Trinity Episcopal Schools Corp.; Trustee, Vassar College; Trustee, Sports and Arts in Schools Foundation; Trustee, Jazz at Lincoln Center; Trustee, First Eagle Funds (5 portfolios)

James E. Jordan (4) 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Trustee	December 1999 to present	Private Investor and Independent Counsultant; prior to July 2005, Managing Director, Arnhold and S. Bleichroeder Advisers, LLC and Director, ASB Securities LLC and ASB Advisers UK, Ltd.; prior to July 2002, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997.	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director JZ Equity Partners, Plc. (U.K. investment trust company); Director, Florida East Coast Industries; Director, Columbia University School of International and Public Affairs; Chairman’s Council, Conservation International; Trustee, First Eagle Funds (5 portfolios)

______________
(1)	Generally, Trustees who are “interested persons” of the Trust as defined in the Investment Company Act.
(2)	The term of office of each Trustee expires on his/her 70th birthday.
(3)	Mr. Arnhold is an Interested Trustee because he is an officer and director of the Trust’s investment advisor and principal underwriter.
(4)

The Trust has determined to consider Mr. Jordan as an Interested Trustee because of his prior affiliation with the Trust’s investment adviser and principal underwriter. (He is not, however, an “interested person” of the Trust within the meaning of the Investment Company Act.)

OFFICERS

Name, Date of Birth and Address	Position (s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five (5) Years

John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	President and Trustee	December 1999 to present	See table above related to Interested Trustees
Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since commencement of investment operations in February 1997)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Funds; Chief Investment Officer, Global Value Group (a department of Arnhold and S. Bleichroeder Advisers, LLC) since January 2005; Senior Vice President, Socieété Générale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Chief Operations and Financial Officer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities LLC; Vice President and Chief Operations and Financial Officer, First Eagle Funds
Mark D. Goldstein 1345 Avenue of the Amreicas New York, New York 10105 (born October 1964)	Chief Compliance Officer	February 2005 to present

General Counsel, Chief Compliance Officer and Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC and Chief Compliance Officer; First Eagle Funds from February 2005; Senior Counsel and Chief Compliance Officer, MacKay Shields LLC from April 2004, Senior Associate General Counsel, UBS Financial Services, Inc. from May 1998

Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President and Secretary, First Eagle Funds
Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Vice President and Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Vice President and Treasurer, First Eagle Funds
Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Funds; Vice President, SG Cowen Securities Corp. from prior to 1999
Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, First Eagle Funds
Michael Luzzatto 1345 Avenue of the Americas New York, New York 10105 (born April 1977)	Assistant Vice President	December 2004 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Vice President, ASB Securities LLC; Assistant Vice President, First Eagle Funds from December 2004
Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Assistant Treasurer, First Eagle Funds

______________

(1)	The term of office of each officer is indefinite. Length of time served represents time served as an officer of the Trust, although various positions may have been held during the period.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT

On December 22, 1999, the shareholders of the Trust approved the Advisory Agreement between the Trust and the Adviser. The Board of Trustees of the Trust approved the Advisory Agreement most recently on December 7, 2004. In doing so, the Trustees considered the desirability of continuing the Fund’s historic relationship with the Adviser in light of the total compensation to be received by the Adviser, the expenses incurred by the Adviser in performing services under the Advisory Agreement and the total cost to the Fund of using the Adviser’s services, taking into account any expenses that the Adviser may pass to the Fund. The Trustees determined that the compensation to be received by the Adviser and the expenses both incurred by the Adviser and passed to the Fund are reasonable and appropriate. The Trustees also considered the effects of indirect compensation to the Adviser, such as soft dollar and other service benefits, and the effect of the advisory fee on the ratio of total expenses to total assets (including the allocation of the benefits of economies of scale among the parties as the Fund grows), which the Trustees determined are reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser. In addition, they compared competitive prices for comparable services and advisory fees charged to institutional clients of the Adviser and evaluated the Adviser’s past performance and reliability as well as its profitability, capabilities and financial condition. Among other things, the Trustees determined that the Adviser’s fees were competitive to those charged by investment advisers to similar funds (i.e., the Fund’s net management fee was approximately the same as or lower than its renewed peer group average) and, given differences in the legal and practical requirements of such clients, to institutional clients of the Adviser, total compensation was reasonable, and the Fund’s expense ratio was reasonable both on an absolute basis and when compared to those of similar funds. The Trustees also determined that the Adviser’s past performance and reliability on behalf of the Fund were excellent (i.e., generally higher and more consistent on a medium- and long-term basis than the reviewed group average) when compared with investment advisers to similar funds and the Adviser’s profitability and financial condition were satisfactory. The Trustees also noted their confidence in the capability and integrity of the senior management and staff of the Adviser. Accordingly, they concluded that the Advisory Agreement serves the interests of the Fund and its shareholders.

The Advisory Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreement provides that it will terminate automatically if assigned, within the meaning of the Investment Company Act, and that it may be terminated without penalty by either party upon not more than 60 days’ nor less than 30 days’ written notice.

First Eagle Overseas Variable Fund

1345 Avenue of the Americas

New York, NY 10105

TRUSTEES AND OFFICERS

Trustees
John P. Arnhold	William M. Kelly
Candace K. Beinecke (Chair)	Paul J. Lawler
Jean D. Hamilton	Dominique M. Raillard
James E. Jordan

Officers
John P. Arnhold	President
Charles de Vaulx	Senior Vice President
Robert Bruno	Chief Operations and Financial Officer
Mark D. Goldstein	Chief Compliance Officer
Suzan J. Afifi	Vice President and Secretary
Stefanie Spritzler	Vice President and Treasurer
Edwin S. Olsen	Vice President
Andrew DeCurtis	Vice President
Michael Luzzatto	Assistant Vice President
Winnie Chin	Assistant Treasurer

INVESTMENT ADVISER	UNDERWRITER
ARNHOLD AND S. BLEICHROEDER ADVISERS, LLC 1345 Avenue of the Americas New York, NY 10105	FIRST EAGLE FUNDS DISTRIBUTORS, A DIVISION OF ASB SECURITIES LLC 1345 Avenue of the Americas New York, NY 10105

LEGAL COUNSEL	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SHEARMAN & STERLING LLP 599 Lexington Avenue New York, NY 10022	KPMG LLP 345 Park Avenue New York, NY 10154

CUSTODIAN
THE BANK OF NEW YORK One Wall Street New York, NY 10286

SHAREHOLDER SERVICING AGENT
DST SYSTEMS, INC. 330 West 9th Street Kansas City, MO 64105

The financial information included herein is taken from records of the Fund without examination by the Fund’s independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-334-2143.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds
By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer

Date: September 6, 2005

By (Signature and Title)*	/s/ Robert Bruno
Robert Bruno, Principal Financial Officer

Date: September 6, 2005

*	Print the name and title of each signing officer under his or her signature.